As Filed With the Securities and Exchange Commission on August 25, 2000

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.
                        Post Effective Amendment No. 105                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 107                            [X]
                        (Check appropriate box or boxes)


                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
          (Address of Principal Executive Offices, Including Zip Code)

                                 (212) 633-9700
               (Registrant's Telephone Number, including Area Code)

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)

          [ ]  Immediately upon filing pursuant to paragraph (b)
          [X]  On August 28, 2000 pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(1)
          [ ]  On pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

The Titan Financial Services Fund is a stock mutual fund with the primary objective of capital appreciation. Its secondary objective is moderate income. The Fund invests principally in e securities of financial services companies.

The Titan Growth Fund is a stock mutual fund with the primary objective of long-term growth of capital.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS AUGUST 28, 2000

                                TABLE OF CONTENTS

An Overview of the Funds ...................................................  3
Performance ................................................................  5
Fees and Expenses ..........................................................  6
Investment Objectives and Principal Investment Strategies ..................  8
Principal Risks of Investing in the Funds ..................................  9
Investment Advisor ......................................................... 10
Shareholder Information .................................................... 11
How to Buy Shares .......................................................... 11
How to Exchange Shares ..................................................... 13
How to Sell Shares ......................................................... 14
Pricing of Fund Shares ..................................................... 16
Dividends and Distributions ................................................ 17
Tax Consequences ........................................................... 17
12b-1 Fees ................................................................. 17
Financial Highlights ....................................................... 17

                            AN OVERVIEW OF THE FUNDS

                          TITAN FINANCIAL SERVICES FUND

THE FUND'S INVESTMENT GOALS

The Fund primarily seeks capital appreciation. Its secondary goal is moderate income.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in equity securities of financial services companies. In selecting investments, the Advisor combines systematic and disciplined
valuation  techniques  with  intensive,   traditional  fundamental  research  to
identify companies that are currently undervalued in relation to estimated future earnings and cash flow.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*    The stock market goes down
* Interest rates rise which can result in a decline in the value of financial services companies
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Securities of small and medium capitalization companies involve greater risk than investing in larger companies
* As a mutual fund that concentrates its assets in the financial services industry, the Fund's share price may be more volatile than the share price of a fund investing in a broader range of securities

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement
* Are willing to accept higher short-term risk along with higher potential for long-term growth of capital
* Want to add an investment in financial services companies to diversify their investment portfolio

The Fund may not be appropriate for investors who:

*    Need regular income or stability of principal
*    Are pursuing a short-term goal

                                TITAN GROWTH FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks long-term growth of capital.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in the common stocks of domestic companies of any size market capitalization. In selecting investments, the Advisor seeks to identify companies whose prospects are deemed attractive on the basis of growth in earnings and assets and the companies fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*    The stock market goes down
*    Interest rates rise which can result in a decline in the stock market
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Securities of small and medium-capitalization companies involve greater risk than investing in larger-capitalization companies.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement
* Want to add an investment with growth potential to diversify their investment portfolio
* Are willing to accept higher short-term risk along with higher potential for long-term growth

The Fund may not be appropriate for investors who:

*    Need regular income or stability of principal
*    Are pursuing a short-term goal

                                   PERFORMANCE


The following performance information indicates some of the risks of investing in the Titan Financial Services Fund. he bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with a broad-based market index. This past performance will not necessarily continue in the future. Because the Titan Growth Fund has been in operation for less than a full calendar year, its total return bar chart and performance tables have not been included.

CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

1997:    55.55
1998:    -9.12
1999:    18.40

[End of bar chart]

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*    The Fund's year-to-date return as of 6/30/00 was -1.84%.

During the period shown in the bar chart, the Fund's highest quarterly return was 17.38% for the quarter ended September 30, 1997 and the lowest quarterly return was -26.02% for the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                                 Since Inception
                                                     1 Year         (5/22/96)
                                                     ------         ---------
Titan Financial Service Fund                         18.40%           21.06%
S&P 500 Index*                                       21.04%           25.88%


----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                        Financial       Growth
                                                      Services Fund      Fund
                                                      -------------      ----
SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases         None           None
  Maximum deferred sales charge (load)                     None           None
  Redemption fee*                                          1.00%          1.00%

ANNUAL FUND OPERATING EXPENSES**
 (expenses that are deducted from Fund assets)
  Management Fees                                          1.00%          1.00%
  Distribution and Service (12b-1) Fees                    0.25%          0.25%
  Other Expenses                                           0.89%          2.20%
                                                         ------         ------
  Total Annual Fund Operating Expenses                     2.14%          3.45%
  Fee Reduction and/or Expense Reimbursement               None          (1.20)%
                                                         ------         ------
  Net Expenses                                             2.14%          2.25%
                                                         ======         ======


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*    You will pay a  redemption  fee of 1.00% of the  value of  shares  you have purchased and redeemed within one year of their purchase.
** Other Expenses are estimated for the first fiscal year of the Growth Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund for an indefinite period to ensure that the Fund's Total Annual Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

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EXAMPLE

This Example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                                       Financial                       Growth
                                     Services Fund                      Fund
                                     -------------                      ----
One Year                                $  317                         $ 328
Three Years                             $  670                         $ 703
Five Years                              $1,149                           N/A
Ten Years                               $2,472                           N/A

You would pay the following expenses if you did not redeem your shares:

                                       Financial                       Growth
                                     Services Fund                      Fund
                                     -------------                      ----
One Year                                $  217                         $ 228
Three Years                             $  670                         $ 703
Five Years                              $1,149                           N/A
Ten Years                               $2,472                           N/A

                          TITAN FINANCIAL SERVICES FUND

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The primary goal of the Titan Financial Services Fund is to seek capital appreciation. ts secondary goal is to provide moderate income.

     Normally, the Fund invests at least 65% of its total assets in equity securities of financial services companies and may invest up to 100% of its assets in these securities. Financial services companies include:

*    commercial banks
*    consumer banks
*    savings and loan institutions
*    insurance companies
*    finance companies
*    mortgage and other lenders
*    securities brokerage companies
*    credit card providers
*    service providers to the banking and financial services sectors
*    holding companies for each of the foregoing

     The Fund will concentrate its investments in equity securities of those companies that are, in the Advisor's opinion, undervalued from the standpoint of both book value and earnings. The Advisor seeks to identify companies whose prospects are deemed attractive on the basis of a growth in earnings and assets and the companies' fundamentals. The Advisor will select equity securities on the basis of book value, earnings, quality of assets, merger potential and franchise value (particularly in regard to banks and savings and loan institutions).

     The Advisor will pay particular attention to smaller banking institutions with assets of $5 billion or less. In addition, the Fund will invest in stronger mutual savings banks that have converted to publicly held companies. The Fund will also endeavor to open deposit accounts with mutual savings and loan associations with the intention of subscribing to stock in the event the institutions go public.

     The Fund may invest up to 35% of its total assets in equity securities of non-financial services companies.

     A security in the Fund's portfolio may be sold when, in the opinion of the Advisor, that security becomes overvalued both from the standpoint of book value and earnings.

     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objectives.

                                TITAN GROWTH FUND

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The goal of the Titan Growth Fund is long-term growth of capital.

     The Fund concentrates its investments in domestic common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund considers companies with a market capitalization from $2 billion to $7 billion to be medium size companies and those with a market capitalization of up to $2 billion to be small size companies.

     The Advisor seeks to identify companies whose prospects are deemed attractive on the basis of growth in earnings and assets and the companies' fundamentals. The Advisor will select securities on the basis of expected growth in earnings, revenues or assets, as well as merger potential. Additionally, the Advisor will focus on out-of-favor stocks that have been disproportionately discounted as compared with their peers and in stocks of small, relatively unknown companies that exhibit the potential to become much larger and more successful.

     A security in the Fund's portfolio may be sold when, in the opinion of the Advisor, that security becomes fully valued by the same criteria outlined above.

     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     The principal risks of investing in the Funds that may adversely affect the Funds' net asset value or total return are summarized above "An Overview of the Funds." These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     SMALL AND MEDIUM COMPANIES RISK. The risk of investing in securities of small and medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes. Small companies may have limited markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     INDUSTRY CONCENTRATION RISK. Because the Financial Services Fund concentrates its investments in financial services companies, the value of its shares are subject to greater risks than the shares of a fund whose portfolio is not so concentrated. The shares of financial services companies are particularly affected by economic, legislative and regulatory developments affecting those industries as well as movements in interest rates. Financial services stocks therefore may decline in value even if the overall market is doing well.

     INTEREST RATE RISK. Financial services companies tend to be more interest rate sensitive than other stocks. As interest rates increase, financial services stocks tend to decline in value.

     GOVERNMENT REGULATION RISK. The financial services industry may be subject to g government regulation than many other industries and changes in governmental policies and the need for regulatory approval may have a material effect on the services of this industry. Banks, savings and loan institutions and financial companies are subject to extensive governmental and, in some cases, state regulations which may limit both the financial commitments they can make, including the amounts and types of loans and the interest rates and fees they can charge.

     Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change.

                               INVESTMENT ADVISOR


     Titan Investment Advisors, LLC is the investment advisor to the Funds. The Advisor's address is 9672 Pennsylvania Avenue, Upper Marlboro, MD 20772. The Advisor has been providing investment advisory services since 1995. The Advisor provides advice on buying and selling securities. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, the Growth Fund will pay the Advisor a monthly management fee based upon its average daily net assets at the annual rate of 1.00%. For the fiscal year ended April 30, 2000, the Advisor received advisory fees of 1.00% of the Financial Services Fund's average daily net assets.


     Gilbert R. Giordano, President of the Advisor, has primarily responsibility for the day management of each Fund's portfolio. Mr. Giordano has been employed by the Advisor since its inception and has over thirty years experience in the banking and financial services industry. He was founder of the United Bank &

Trust Company of Maryland in 1966 and served as the Chairman of the organization, which merged with First Virginia Bank and was known as First
Virginia Bank of Maryland until 1999, and now serves on the Board of First Virginia Bank as well as Farmers Bank of Maryland.

     Mervin H. Zimmerman, M.D., a partner in the Advisor, assists in each Fund's portfolio management, especially in regard to non-financial holdings. Dr. Zimmerman has over 30 years experience in the financial markets and has been associated with the Advisor since its inception.

     Bruce A. Peltzer assists in the Growth Fund's portfolio management. Mr. Peltzer joined the Advisor in April, 2000 as an analyst. From 1996 to 1998, Mr. Peltzer was a Business Manager at Capital One Financial Corporation. From 1984 to 1995, Mr. Peltzer was involved in product development with IBM Corporation and Lexmark International.

FUND EXPENSES

     Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 2.25% of average daily net assets annually. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it. The Trustees may terminate this expense reimbursement arrangement at any time.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Fund account with $5,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $2,000 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

     You may purchase Fund shares by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds do not issue share certificates. All shares are normally held in non-certificated form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder. The Funds reserve the right to reject any purchase in whole or in part.

BY CHECK

     If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Titan Financial Services Fund" or "Titan Growth Fund") to:

     Titan Funds
     P.O. Box 640856
     Cincinnati, OH 45264-0856

     If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800) 282-2340 for instructions.

     If you are making a subsequent purchase, use the stub attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Titan Financial Services Fund" or "Titan Growth Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

     If you are making an initial investment in a Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

     Firstar Bank, N.A. Cinti/Trust
     ABA Routing #0420-0001-3
     DDA #485776504 - Financial or 821661584 - Growth
     Account name (shareholder name)
     Shareholder account number
     Fund name (Financial Services Fund or Growth Fund)

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the

Transfer Agent by telephone. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Funds.

     You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Funds to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section of the Account Application. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

HOW TO EXCHANGE SHARES

     You may exchange shares of one Fund for shares of the other Fund and for shares of the Star Treasury Fund ("Star Fund"), a money market fund affiliated with the Funds' Custodian. Exchanges may be made in amounts of $1,000 or more.

     An exchange into the Star Fund does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the Star Fund. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Star Fund.

     BY MAIL

     You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give the name of the Fund, your name and account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the persons whose names appear on the account registration.

     BY TELEPHONE

     If you complete the Redemption by Telephone section on the Account Application, you may exchange all or some of your shares by telephone. To make a telephone exchange, call the Transfer Agent at (800) 282-2340 before 4:00 p.m., Eastern time, on any business day the NYSE is open. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

     The Funds reserve the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. Once an exchange request is made, either in writing or by telephone, it may not be modified or canceled. The Funds may modify, restrict or terminate the exchange privilege at any time upon notice to shareholders.

     Shareholders of the Star Fund may request that redemption proceeds of $1,000 or more be wired directly to a bank account. Shares purchased by check within 15 days before the redemption request is received may not be redeemed by wire transfer.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340.

     You may have difficulties in making a telephone exchange during periods of abnormal market activity. If this occurs, you may make your exchange request in writing.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Fund or through your investment representative.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

     Titan Funds
     P.O. Box 5536
     Hauppauge, NY 11788-0132

     To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

REDEMPTION FEE

     A redemption fee is imposed on the redemption of Fund shares within one year of their initial purchase. The fee is 1.00% of the amount redeemed. The fee is designed to compensate the Fund for transaction costs and administrative expenses that may arise from frequent short-term trading activity in its shares. The redemption fee will not be imposed on exchanges of Fund shares.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Funds may redeem the shares in your account if the value of your account is less than $2,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,000 before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,000 before the Funds take any action.

     Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If either
Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Funds will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

     The price of each Fund's shares is based on the Fund's net asset value. This is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     Each Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. Each Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

     The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

     Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Funds to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is up to 0.25% of each Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS


     These tables show each Fund's financial performance for the past periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accounts. Their report and the Funds' financial statements are included in the Annual Report, which is available upon request.

                          TITAN FINANCIAL SERVICES FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         Year Ended April 30         May 22, 1996*
                                                   -------------------------------      Through
                                                    2000        1999        1998     April 30, 1997
                                                   -------     -------     -------      -------
Net asset value, beginning of period ...........   $ 18.01     $ 19.61     $ 12.60      $ 10.00
                                                   -------     -------     -------      -------

INCOME FOR INVESTMENT OPERATIONS: ..............     (0.17)      (0.10)      (0.06)        0.04
   Net investment income (loss)
   Net realized and unrealized gain (loss)
    on investments and written options..........     (0.65)      (0.31)       7.93         2.62
                                                   -------     -------     -------      -------
Total from investment operations ...............     (0.82)      (0.41)       7.87         2.66
                                                   -------     -------     -------      -------
LESS DISTRIBUTIONS:
   From net investment income ..................      0.00        0.00        0.00        (0.06)
   From net realized gain ......................      0.00       (1.19)      (0.86)        0.00
                                                   -------     -------     -------      -------
Total distributions ............................      0.00       (1.19)      (0.86)       (0.06)
                                                   -------     -------     -------      -------
Net asset value, end of period .................   $ 17.19     $ 18.01     $ 19.61      $ 12.60
                                                   =======     =======     =======      =======

Total return ...................................     (4.55%)     (0.15%)     63.47%       26.67%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions) ........   $  25.9     $  30.8     $  33.1      $   7.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed ....      2.14%       2.06%       2.10%        3.14%+
   After fees waived and expenses absorbed .....      2.14%       2.06%       2.27%        2.49%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO
 AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed ....     (0.91%)     (0.62%)     (0.44%)      (0.33%)+
   After fees waived and expenses absorbed .....     (0.91%)     (0.62%)     (0.61%)       0.33%+

Portfolio turnover rate ........................    180.47      205.86%     107.12%       97.84%+

----------
*  Commencement of operations.
+  Annualized.
++ Not annualized.

                                TITAN GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                  April 4, 2000*
                                                                     Through
                                                                  April 30, 2000
                                                                  --------------
Net asset value, beginning of period ..........................       $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .........................................       (0.00)^
  Net realized and unrealized loss on
    investments and written options ...........................        (0.48)
                                                                      ------
Total from investment operations ..............................        (0.48)
                                                                      ------

Net asset value, end of period ................................       $ 9.52
                                                                      ======

Total return ..................................................        (4.80)++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ........................       $  2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................         7.75%+
  After fees waived and expenses absorbed .....................         2.11%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................        (6.43%)+
  After fees waived and expenses absorbed .....................        (0.79%)+

Portfolio turnover rate .......................................        20.69%++

----------
*  Commencement of operations.
+  Annualized.
++ Not annualized.
^  Amount represents less than $0.01 per share.

                                     ADVISOR
                         TITAN INVESTMENT ADVISORS, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   DISTRIBUTOR
                          FIRST FUND DISTRIBUTORS, INC.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     SHAREHOLDER SERVICE AND TRANSFER AGENT
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS
                                  (THE "TRUST")

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Financial Services Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                          American Data Services, Inc.
                                  P.O. Box 5536
               Hauppauge, NY 11788-0132 Telephone: 1-800-282-2340

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 10549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       File number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 28, 2000


                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
                                    SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                            9672 PENNSYLVANIA AVENUE
                            UPPER MARLBORO, MD 20772
                                 (888) 44-TITAN
                                 (800) 282-2340


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated August 28, 2000, as may be revised, of the Titan Financial Services Fund ("Financial Services Fund") and the Titan Growth Fund ("Growth Fund"). The Financial Services Fund and the Growth Fund are referred to herein collectively as "the Funds." Titan Investment Advisors, LLC (the "Advisor) is the investment advisor to the Funds. Copies of the Funds' Prospectus are available by calling (800) 282-2340.


                                TABLE OF CONTENTS

The Trust ................................................................. B-2
Investment Objectives and Policies ........................................ B-2
Investment Restrictions ................................................... B-15
Distributions and Tax Information ......................................... B-17
Trustees and Executive Officers ........................................... B-19
The Funds' Investment Advisor ............................................. B-21
The Funds' Administrator .................................................. B-22
The Funds' Distributor .................................................... B-23
Execution of Portfolio Transactions ....................................... B-23
Portfolio Turnover ........................................................ B-25
Additional Purchase And Redemption Information ............................ B-26
Determination of Share Price .............................................. B-28
Performance Information ................................................... B-30
General Information ....................................................... B-31
Financial Statements ...................................................... B-33
Appendix A ................................................................ B-34
Appendix B ................................................................ B-37

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Titan Financial Services Fund is a mutual fund with the primary investment objective of seeking capital appreciation. Its secondary objective is moderate income.

     The Titan Growth Fund is a mutual fund with the investment objective of seeking long growth of capital.

     Each Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance the objective of either Fund will be attained.

SPECIAL CONSIDERATIONS CONCERNING THE FINANCIAL SERVICES INDUSTRY

     Under normal market conditions, the Financial Services Fund primarily invests in the equity securities of financial services companies.

     The financial services industry may be subject to greater government regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, the interest rates and fees they can charge.

     Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries.

     The financial services industry in the United States currently is changing relatively rapidly as historical distinctions between various financial service segments become less clear. For instance, as a result of easing restrictions imposed by the Glass-Steagell Act, recent business combinations have included insurance, finance, investment management services and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment management firms, like banks, are subject to government regulation and risk due to securities trading and underwriting activities.

     Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities of any such company. This may limit the Fund's ability to invest in certain financial services companies.

     In addition to the risks of the Fund's  investments  in financial  services
companies  generally,   investments  in  certain  types  of  financial  services
companies are subject to additional risks.

     Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Company and state banking authorities. Such regulation is intended primarily for the protection of bank depositors and customers rather than for the benefit of investors. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

     Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

     Investment management companies in which the Fund may invest operate in a highly competitive environment with investors generally favoring investment advisors with a sustained successful performance record. The performance of investment management companies may be affected by factors over which such companies have little or not control, including general economic conditions, other factors influencing the capital markets, the net sales of mutual fund shares generally, and interest rate fluctuations.

     Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a financial company's financial condition or prospects could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

     The performance of the Fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

     PREFERRED STOCK. The Funds may invest in convertible securities. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     CONVERTIBLE SECURITIES AND WARRANTS. The Funds may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security) a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

     INVESTMENT COMPANIES. The Funds may invest in shares of other invest companies in pursuit of their investment objectives. This may include investment in money market mutual funds in connection with the Funds' management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

     REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     REVERSE REPURCHASE AGREEMENTS. Although they have no intention of doing so during the coming year, each Fund may enter into reverse repurchase agreements with banks up to an aggregate value of not more than 5% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes.

While a reverse repurchase agreement is outstanding, a Fund will segregate liquid assets, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

     WHEN-ISSUED SECURITIES. The Funds may from time to time purchase securities on a "when- issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when- issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-i basis. The Funds' Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in a Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     LENDING OF PORTFOLIO SECURITIES. Although it has no present intention of doing so during the coming year, the Financial Services Fund may lend up to 331/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

     FOREIGN INVESTMENTS. The Financial Services Fund and the Growth Fund may invest up to 20% and 10%, respectively, of its net assets in securities of foreign companies, including American Depositary Receipts and Global Depositary Receipts.

     DEPOSITARY RECEIPTS. The Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and non-U.S. securities, respectively, ADRs and GDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. The Funds may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. The value of a Fund's assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a seve period, could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Funds and the Advisor are working with providers of services to the Funds in the areas of clearance and settlement of trade to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Funds.

     MARKET CHARACTERISTICS. The Advisor expects that some of the foreign securities in which the Funds invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Funds' foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on some of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     EMERGING MARKETS. Some of the securities in which the Growth Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

     CORPORATE DEBT SECURITIES. The Funds may invest in investment-grade corporate debt securities. Investment-grade securities are those rated Baa or better By Moody's or BBB or better by S&P or, if unrated, of equivalent quality as determined by the Advisor. Securities rated BBB or Baa are considered investment grade, but may have speculative characteristics.

     The Financial Services Fund may also invest in corporate debt securities rated below investment grade. Bonds rated below BBB by S&P or Baa by Moody's, commonly referred to "jun bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security's rating is reduced while it held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

     SEGREGATED ASSETS. When a Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, the Fund will maintain with its custodian liquid assets, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Special Risks of Hedging Strategies," segregation of liquid assets may also be required in connection with certain transactions involving options.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of options involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of options depends upon the Advisor's ability to predict movements of the overall securities, currency and interest rate markets, which require different skills than predicting changes in the prices of individual securities.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of a an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, the Funds might be required to maintain assets as "cover," maintain segregated assets or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out its positions in such instruments, they might be required to continue to maintain such assets or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Funds' ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Funds.

     WRITING CALL OPTIONS. The Funds may write (sell) call options on securities and i Call options generally will be written on securities that, in the opinion of the Advisor, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Funds.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

     Portfolio securities on which call options may be written will be purchase solely on the basis of investment considerations consistent with a Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of underlying security, which will be increased or offset by the premium received. A Fund does not consider a security covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

     Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

     The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

     A Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

     The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     A Fund will realize a profit or loss from a closing purchase transaction of the current market value of the underlying security is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     WRITING PUT OPTIONS. The Funds may write put options on securities and indices. A put option gives the purchases of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

     A Fund generally would write put options in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at more than its market value.

     PURCHASING PUT OPTIONS. The Funds may purchase put options on securities and indices. As the holder of a put option, a Fund would have the right to sell the underlying security at the exercise price at any time until the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

     A Fund may purchase a put option on an underlying security ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the Advisor deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

     A Fund also may purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     PURCHASING CALL OPTIONS. The Funds may purchase call options on securities and indices. As the holder of a call option, a Fund would have the right to purchase the underlying security at the exercise price at any time until the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

     A Fund also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security.
Accordingly, a Fund could purchase a call option on the same underlying security, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow a Fund to avoid selling the Fund security at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

     Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

     Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchase and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

     The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option its writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchan options for which there appears to be liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.

SHORT-TERM INVESTMENTS

     The Funds may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. Each Fund may not:

     1. Purchase securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     2. Issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 (the "1940 Act") and then not in excess of 33-1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing.

     3. Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, except that the Fund may purchase, sell or enter into financial options.

     4. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     5. Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     6. Make loans, except through loans of portfolio securities, or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures or other debt securities and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

     7. Purchase any securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     8. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options.

     9. Make short sales of securities or maintain a short position, except that a Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options.

     10. Mortgage, pledge, or hypothecate any assets except in connection with permitted borrowings or the issuance of senior securities.

     11. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     12. With respect to fundamental restriction 2 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     If a percentage restriction described in the Funds' Prospectus or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policy regarding borrowing or the purchase of restricted and illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and continue to elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Each Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders.
However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     Each Fund may write, purchase, or sell certain options and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing, and character o distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of a Fund's transactions in options and futures contracts. Under Section 1092 of the Code, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

     A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

     Under the Code, each Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to each Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in Fund shares under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Funds' Distributor).

Dorothy A. Berry, 08/12/43 Chairman and Trustee
14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (computer software); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group, President of ICA and FFD.

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.

     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee from the portfolios of the Trust.


         Name of Trustee            Total Annual Compensation
         ---------------            -------------------------
         Dorothy A. Berry                    $25,000
         Wallace L. Cook                     $20,000
         Carl A. Froebel                     $20,000
         Rowley W.P. Redington               $20,000

     During the fiscal year ended April 30, 2000, trustees' fees and expenses in the amount of $4,071 were allocated to the Financial Services Fund. For the period April 4, 2000 (commencement of operations) through April 30, 2000, trustees fees and expenses in the amount of $342 were allocated to the Growth Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.


                          THE FUNDS' INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Funds by Titan Investment Advisors, LLC, the Advisor, pursuant to Investment Advisory Agreements (the "Advisory Agreements"). As compensation, each Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

     Each Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the Agreement applies, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     For the fiscal years ended April 30, 2000 and 1999, the Advisor received advisory fees of $274,483 and $281,856, respectively, from the Financial Services Fund. For the fiscal year ended April 30, 1998, the Advisor received advisory fees of $179,418 from the Financial Services Fund. For the same period, the Financial Services Fund repaid the Advisor $30,832 of the amounts it had absorbed during the prior fiscal periods.

     For the period April 4, 2000 through April 30, 2000, the Growth Fund accrued $1,073 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Growth Fund an additional $5,401 in expenses.


                            THE FUNDS' ADMINISTRATOR

     The Funds have Administration Agreements with Investment Company Administration, LLC (the "Administrator"), a corporation partly owned and controlled by Messrs. Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreements provide that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain the Funds' ability to sell shares in all states where the Funds currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds'
servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

      Average Net Assets                          Fee or Fee Rate
      ------------------                          ---------------
      Under $15 million                           $30,000
      $15 to $50 million                          0.20% of average net assets
      $50 to $100 million                         0.15% of average net assets
      $100 million to $150 million                0.10% of average net assets
      Over $150 million                           0.05% of average net assets


     For the fiscal years ended April 30, 2000, 1999 and 1998, the Administrator received fees of $54,896, $56,371 and $39,532, respectively, from the Financial Services Fund.

     For the period April 4, 2000 through April 30, 2000, the Administrator received fees of $2,049 from the Growth Fund.

                             THE FUNDS' DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor"), a corporation partly owned by Messrs. Paggioli and Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreements between the Funds and the Distributor continue in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) to which the Agreement applies, and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     Each Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"), under which, the Fund pays the Advisor as Distribution Coordinator a fee, which is accrued daily and paid monthly, at the annual rate of up to 0.25% of the Fund's average daily assets. Among other things, each Plan provides that (1) the Advisor will submit to the Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Trustees, including those who are not "interested persons" of the Trust and who have no direct or indirect financial interest in operation of the plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the Fund to the which the Plan applies and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons of the Trust.


     During the fiscal year ended April 30, 2000, the Financial Services Fund paid fees of $68,621 under its Plan, of which $3,793 was paid out as selling compensation to dealers, $53,392 was for reimbursement of printing, postage and office expenses, $1,364 was for reimbursement of travel and entertainment expenses and $10,072 was for reimbursement of advertising/sales literature expenses.

     During the period April 4, 2000 through April 30, 2000, the Growth Fund paid fees of $268 under its Plan, of which $48 was paid out as selling compensation to dealers, $176 was for reimbursement of printing, postage and office expenses, $8 was for reimbursement of travel and entertainment expenses and $36 was for reimbursement of advertising/sales literature expenses.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker- dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is each Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

     Investment decisions for each Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or Funds. In such event, the position of each Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between each Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

     The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.


     For the fiscal years ended April 30, 2000, 1999 and 1998, the Financial Services Fund paid $107,961, $240,575 and $109,384, respectively, in brokerage commissions.

     For the period April 4, 2000 through April 30, 2000, the Growth Fund paid $3,290 in brokerage commissions.

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended April 30, 2000 and 1999, the Financial Services Fund had a portfolio turnover rate of 180.47% and 205.86%, respectively. During the period April 4 through April 30, 2000, the Growth Fund had a portfolio turnover rate of 20.69%.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     You may purchase shares of a Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form as discussed in the Prospectus before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in R or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Funds' Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment. In this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Funds in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

AUTOMATIC INVESTMENT PLAN

     As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of a Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of each Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     Each security will be valued on the basis of the last sales price on the valuation date on the principal exchange on which the security is traded. Where securities are traded on one or more exchanges and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees or its delegate believes reflect most closely the value of such securities. With respect to those securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available, the value shall be determined by taking the latest "bid" prices. Short-term securities which mature in more than 60 days will be valued at current market quotations. Short-term securities which mature in 60 days or less will be valued at amortized cost, if their term to maturity from date of purchase is 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from date of purchase exceeds 60 d Securities for which market quotations are not readily available, including restricted securities, and other assets will be valued at fair value as determined in good faith according to a pricing procedure developed by the Advisor and approved by the Board of Trustees.

     In the calculation of each Fund's net asset value; (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trust's Board of Trustees); (2) an option is valued at the mean between the latest bid and asked prices; (3) a futures contract is valued at the latest sales price on the commodities exchange on which it trades unless the Board determines that such price does not reflect its market value, in which case it will be valued at its fair value as determined by the Board of Trustees; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (5) when market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees (valuation of debt securities for which market quotations are not readily available may be used upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (6) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost or amortized value basis; and (7) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Trust's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market ratings prior to the close of the NYSE. Dividends receivable are accrued as the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known. Interest income is accrued daily except when collection is uncertain. Certain securities in a Fund's portfolio may be valued by an outside pricing service approved by the Trust's Board of Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL   RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the Funds' Performance Advertisements are calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:    P   =  a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
          T   =  average annual total return
          n   =  number of years
          ERV =  ending redeemable value of the hypothetical  $1,000 purchase at the end of the period

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). A Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.


     The average annual rate of return for the Financial Services Fund for the periods ending April 30, 2000 are as follows:

One year                   -4.55%
From Inception             18.87%
 (May 22, 1996)

     The Growth Fund's cumulative return for the period April 4, 2000 through April 30, 2 was -4.80%. Certain fees and expenses of the Fund have been waived or reimbursed during this period. Accordingly, the Fund's return figure is higher than it would have been had such fees and expenses not been waived or reimbursed.

     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Services ("Wiesenberger"), Investment Company Data, Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Wilshire 5000 Index. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD, Bloomberg Financial Markets Service or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a Fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                               GENERAL INFORMATION

     Investors  in the Funds will be  informed  of the Funds'  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Funds. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Funds' transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Funds.

     Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.


     On July 31, 2000, the following persons owned of record or beneficially more that 5% of the Financial Services Fund's outstanding voting securities:

Mervin H. Zimmerman, Rockville, MD 10852 - 10.04%
Charles Schwab, San Francisco, CA - 13.57%
Gilbert R. Giordano, Lothian, MD 20711 - 8.47%
Ernest M. Zimmerman, Washington, DC 20037 - 7.49%

     On July 31, 2000, the following persons owned of record or beneficially more that 5% of the Growth Fund's outstanding voting securities:

Giordano Family Foundation, Lothian, MD 20711 - 5.46%
Mervin H. Zimmerman, Rockville, MD 20852 - 38.97%
Gilbert R. Giordano, Lothian, MD 20711 - 40.68%


     The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS

     The Funds' annual report to shareholders for their fiscal year ended April 30, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in w industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement with Star Bank, NA (5)
     (8)  (1)    Form of Administration Agreement with Investment Company
                 Administration, LLC (3)
          (2)(a) Fund Accounting Service Agreement with American Data
                 Services (5)
          (2)(b) Transfer Agency and Service Agreement with American Data
                 Services (5)
          (3)    Transfer Agency and Fund Accounting Agreement with Countrywide
                 Fund Services (4)
          (4)    Transfer Agency Agreement with Provident Financial Processing
                 Corporation (9)
     (9)  (a) Opinion of counsel-Titan Financial Fund(7)
          (b) Opinion of counsel-Titan Growth Fund
     (10) Consent of Auditors
     (11) Not applicable
     (12) No undertaking in effect
     (13) Form of 12b-1 Plan(2)
     (14) Not applicable
     (15) Not applicable
     (16) (a) Code of Ethics-Professionally Managed Portfolios (8)
          (b) Code of Ethics-First Fund Distributors (8)
          (c) Code of Ethics-Titan Investment Advisors

----------
(1) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
(7) Incorporated by reference from Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on August 16, 1999.
(8) Incorporated by reference from Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on July 19, 2000.
(9)  To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

     Herbert R. Smith & Co, Inc.                             File No. 801-7098
     Hodges Capital Management, Inc.                         File No. 801-35811
     Perkins Capital Management, Inc.                        File No. 801-22888
     Osterweis Capital Management                            File No. 801-18395
     Pro-Conscience Funds, Inc.                              File No. 801-43868
     Trent Capital Management, Inc.                          File No. 801-34570
     Academy Capital Management                              File No. 801-27836
     Sena, Weller, Rohs, Williams                            File No. 801-5326
     Leonetti & Associates, Inc.                             File No. 801-36381
     Lighthouse Capital Management                           File No. 801-32168
     Yeager, Wood & Marshall, Inc.                           File No. 801-4995
     Harris Bretall Sullivan & Smith                         File No. 801-7369
     Pzena Investment Management LLC                         File No. 801-50838
     Titan Investment Advisers, LLC                          File No. 801-51306
     Pacific Gemini Partners LLC                             File No. 801-50007
     James C. Edwards & Co., Inc.                            File No. 801-13986
     Duncan-Hurst Capital Management, Inc.                   File No. 801-36309
     Progressive Investment Management Corporation           File No. 801-32066

With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

     Advisors Series Trust
     Brandes Investment Trust
     Fleming Mutual Fund Group
     Fremont Mutual Funds
     Guinness Flight Investment Funds
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Investment Trust
     O'Shaughnessy Funds, Inc.
     PIC Investment Trust
     Purisima Funds
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group

First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

(b)  The officers of First Fund Distributors, Inc. are:

     Robert H. Wadsworth                              President & Treasurer
     Eric Banhazl                                     Vice President
     Steven J. Paggioli                               Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

(c) Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except t records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 915 Broadway, New York, NY 10010 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on August 21, 2000.


                                        PROFESSIONALLY MANAGED PORTFOLIOS


                                        By /s/ Steven J. Paggioli
                                           -------------------------------------
                                           Steven J. Paggioli
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli                    Trustee               August 21, 2000
-------------------------------
Steven J. Paggioli


/s/ Robert M. Slotky                      Principal             August 21, 2000
-------------------------------           Financial
Robert M. Slotky                          Officer


Dorothy A. Berry                          Trustee               August 21, 2000
-------------------------------
* Dorothy A. Berry


Wallace L. Cook                           Trustee               August 21, 2000
-------------------------------
* Wallace L. Cook


Carl A. Froebel                           Trustee               August 21, 2000
-------------------------------
* Carl A. Froebel


Rowley W. P. Redington                    Trustee               August 21, 2000
-------------------------------
* Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     --------------------------------
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS


Number              Description
------              -----------
99.B9.A             Opinion of counsel-Titan Growth Fund
99.B10              Consent of Auditors
99.B16.C            Code of Ethics-Titan Investment Advisors